Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per share
The amounts used in computing earnings per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2018	2017	2016
(Dollars and shares in millions, except per share amounts)
Basic earnings per share available to TDS common shareholders:
Net income available to TDS common shareholders used in basic earnings per share	$135	$153	$43
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	(2)	—	—
Net income available to TDS common shareholders in diluted earnings per share	$133	$153	$43

Weighted average number of shares used in basic earnings per share:
Common Shares	105	104	103
Series A Common Shares	7	7	7
Total	112	111	110

Effects of dilutive securities	2	1	1
Weighted average number of shares used in diluted earnings per share	114	112	111

Basic earnings per share available to TDS common shareholders	$1.20	$1.39	$0.39

Diluted earnings per share available to TDS common shareholders	$1.17	$1.37	$0.39